Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

13. Earnings per share

	2020	2019	2018
	EURm	EURm	EURm
Profit or loss attributable to equity holders of the parent
Continuing operations	(2 520)	14	(554)
Discontinued operations	(3)	(7)	214
(Loss)/profit for the year	(2 523)	7	(340)
	000s shares	000s shares	000s shares
Weighted average number of shares outstanding	5 612 418	5 599 912	5 588 020
Effect of potentially dilutive shares
Performance shares	19 780	24 072	20 577
Restricted shares and other	3 884	2 390	3 656
Stock options	–	1	224
Total effect of potentially dilutive shares	23 664	26 463	24 457
Adjusted weighted average number of shares	5 636 082	5 626 375	5 612 477

Earnings per share	EUR	EUR	EUR
Basic earnings per share
Continuing operations	(0.45)	0.00	(0.10)
Discontinued operations	0.00	0.00	0.04
(Loss)/profit for the year	(0.45)	0.00	(0.06)
Diluted earnings per share
Continuing operations	(0.45)	0.00	(0.10)
Discontinued operations	0.00	0.00	0.04
(Loss)/profit for the year	(0.45)	0.00	(0.06)

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are excluded from the calculation of diluted earnings per share when they are determined to be antidilutive.

In 2020 and 2018, the effect of potentially dilutive shares was excluded from the calculation of diluted earnings per share as it was determined to be antidilutive due to the loss from continuing operations.